Land Use Rights (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Land Use Rights (Details) [Line Items]
Net book amounts of land use rights	¥ 33,066,332
Land Use Rights [Member]
Land Use Rights (Details) [Line Items]
Amortization expenses	946,697	946,697	¥ 940,247
Estimated amortization expenses 2022	946,697
Estimated amortization expenses 2023	946,697
Estimated amortization expenses 2024	946,697
Estimated amortization expenses 2025	946,697
Estimated amortization expenses 2026	946,697
Lianwai Schools [Member]
Land Use Rights (Details) [Line Items]
Net book amounts of land use rights	¥ 18,176,686	¥ 18,595,343